Foreign Currency Translation Reserve	12 Months Ended
Dec. 31, 2025
Foreign Currency Translation Reserve [Abstract]
Foreign currency translation reserve
11.	Foreign currency translation reserve

	December 31, 2025		December 31, 2024
Balance at beginning	US$	(165,458)	US$	994,353
Exchange differences on translation of foreign operations for the year		(138,963)		(1,159,811)
Foreign currency translation reserve	US$	(304,421)	US$	(165,458)

The foreign currency translation reserve comprises foreign currency differences arising from the translation of the financial statements of foreign operations whose functional currencies are different from the presentation currency of the Group for the financial period.